Schedule of Investments
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.80%
Australia–3.16%
CSL Ltd.	22,841	$4,511,865
James Hardie Industries PLC, CDI(a)	161,806	6,429,787
		10,941,652
Canada–4.83%
Alimentation Couche-Tard, Inc.	123,564	6,831,217
Dollarama, Inc.	96,507	9,885,822
		16,717,039
Denmark–3.42%
Novo Nordisk A/S, Class B	99,830	11,840,988
France–13.84%
Airbus SE	28,458	4,165,006
Capgemini SE	17,087	3,689,092
Dassault Systemes SE	60,918	2,419,710
Edenred SE	85,798	3,249,650
EssilorLuxottica S.A.	18,681	4,425,980
Hermes International S.C.A.	3,711	9,137,793
L’Oreal S.A.	12,163	5,455,551
LVMH Moet Hennessy Louis Vuitton SE	9,459	7,253,875
Sartorius Stedim Biotech	18,865	3,949,926
Schneider Electric SE	15,958	4,206,651
		47,953,234
Germany–4.72%
AIXTRON SE(b)	122,903	2,190,421
CTS Eventim AG & Co. KGaA	36,436	3,793,917
SAP SE	12,777	2,922,515
Siemens AG	36,800	7,444,929
		16,351,782
India–6.23%
Dr Lal PathLabs Ltd.(c)	148,965	5,874,562
ICICI Bank Ltd.	296,370	4,497,576
Reliance Industries Ltd.	318,988	11,222,937
		21,595,075
Ireland–2.73%
Flutter Entertainment PLC(a)	40,230	9,460,138
Japan–9.30%
Daikin Industries Ltd.	34,100	4,786,311
Hitachi Ltd.	286,800	7,605,169
Hoya Corp.	30,093	4,167,987
Keyence Corp.	13,524	6,481,539
Kobe Bussan Co. Ltd.	121,900	3,801,842
MonotaRO Co. Ltd.	278,200	4,638,982
OBIC Business Consultants Co. Ltd.	14,400	748,096
		32,229,926
Netherlands–6.77%
Aalberts N.V.	63,302	2,573,340
ASM International N.V.	7,499	4,947,534
ASML Holding N.V.	12,119	10,081,309
Shares		Value
Netherlands–(continued)
Universal Music Group N.V.	223,876	$5,856,867
		23,459,050
New Zealand–0.81%
Xero Ltd.(a)	27,283	2,820,132
Spain–2.08%
Amadeus IT Group S.A.	99,307	7,192,059
Sweden–6.26%
Atlas Copco AB, Class A	445,257	8,629,259
Beijer Ref AB	216,716	3,567,941
Epiroc AB, Class A	437,387	9,473,564
		21,670,764
Switzerland–2.90%
Lonza Group AG	4,023	2,552,928
Sika AG	9,840	3,261,621
VAT Group AG(c)	8,280	4,234,380
		10,048,929
Taiwan–1.67%
Taiwan Semiconductor Manufacturing Co. Ltd.	192,000	5,789,592
United Kingdom–22.69%
Ashtead Group PLC	77,309	5,989,963
AstraZeneca PLC	33,608	5,235,669
Auto Trader Group PLC(c)	529,103	6,150,916
BAE Systems PLC	190,734	3,166,579
Compass Group PLC	299,456	9,600,466
ConvaTec Group PLC(c)	926,168	2,812,962
JD Sports Fashion PLC	4,362,421	8,995,060
London Stock Exchange Group PLC	77,737	10,643,047
Next PLC	74,930	9,815,569
Rentokil Initial PLC	675,971	3,305,409
Rightmove PLC	554,075	4,580,245
RS Group PLC	333,365	3,623,317
Trainline PLC(a)(c)	1,059,359	4,698,193
		78,617,395
United States–7.39%
EPAM Systems, Inc.(a)	21,923	4,363,335
Experian PLC	88,767	4,675,323
Ferguson Enterprises, Inc.	38,331	7,533,256
ResMed, Inc.(b)	37,011	9,035,125
		25,607,039
Total Common Stocks & Other Equity Interests (Cost $176,774,194)		342,294,794
Money Market Funds–0.66%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(e)	801,780	801,780

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e)	1,489,020	$1,489,020
Total Money Market Funds (Cost $2,290,800)		2,290,800
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.46% (Cost $179,064,994)		344,585,594
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.93%
Invesco Private Government Fund, 4.96%(d)(e)(f)	1,871,971	1,871,971
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.02%(d)(e)(f)	4,812,284	$4,814,209
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,686,180)		6,686,180
TOTAL INVESTMENTS IN SECURITIES—101.39% (Cost $185,751,174)		351,271,774
OTHER ASSETS LESS LIABILITIES–(1.39)%		(4,818,393)
NET ASSETS–100.00%		$346,453,381
Investment Abbreviations:
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at September 30, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2024 was $23,771,013, which represented 6.86% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6	$12,460,067	$(11,658,293)	$-	$-	$801,780	$40,429
Invesco Liquid Assets Portfolio, Institutional Class	-	5,653,369	(5,653,164)	-	(205)	-	21,665
Invesco Treasury Portfolio, Institutional Class	7	17,561,499	(16,072,486)	-	-	1,489,020	53,555
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	20,860,323	(18,988,352)	-	-	1,871,971	47,733*
Invesco Private Prime Fund	-	49,439,153	(44,623,684)	-	(1,260)	4,814,209	128,808*
Total	$13	$105,974,411	$(96,995,979)	$-	$(1,465)	$8,976,980	$292,190

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$10,941,652	$—	$10,941,652
Canada	16,717,039	—	—	16,717,039
Denmark	—	11,840,988	—	11,840,988
France	—	47,953,234	—	47,953,234
Germany	—	16,351,782	—	16,351,782
India	—	21,595,075	—	21,595,075
Ireland	—	9,460,138	—	9,460,138
Japan	—	32,229,926	—	32,229,926
Netherlands	—	23,459,050	—	23,459,050
New Zealand	—	2,820,132	—	2,820,132
Spain	—	7,192,059	—	7,192,059
Sweden	—	21,670,764	—	21,670,764
Switzerland	—	10,048,929	—	10,048,929
Taiwan	—	5,789,592	—	5,789,592
United Kingdom	—	78,617,395	—	78,617,395
United States	20,931,716	4,675,323	—	25,607,039
Money Market Funds	2,290,800	6,686,180	—	8,976,980
Total Investments	$39,939,555	$311,332,219	$—	$351,271,774
Invesco Oppenheimer V.I. International Growth Fund